Warranty Reserve Included within Accrued Expenses and Other Liabilities Non-Current (Detail) (Warranty Reserves, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Warranty Reserves
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 18.5	$ 15.1	$ 13.0
Warranty expense	7.4	8.6	7.9
Utilized	(6.8)	(5.2)	(5.8)
Balance at end of period	$ 19.1	$ 18.5	$ 15.1